NOTE 4 - INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021
Income Tax Disclosure [Abstract]
NOTE 4 - INCOME TAX - Provisions for Income Tax
	2021	2020
Current:
Federal income taxes (benefit)	(33,490)	$(82,472)
State income taxes	—	—
Deferred Benefit from net operating loss	33,490	82,472
	$(0)	$(0)

March 31, 2021
Net Operating Loss carryforward	$65,176
Valuation allowance	(65,176)
Net deferred tax asset	$—

NOTE 4 - INCOME TAXES - Deferred Tax Assets
	March 31, 2021	September 30, 2020
Deferred income tax asset
Net operation loss carryforwards	466,662	433,172
Total deferred income tax asset	466,662	433,172
Less: valuation allowance	(466,662)	(433,172)
Total deferred income tax asset	$—	$—

	March 31, 2021	March 31, 2020
Net Operating Profit	$(343,033)	$—
Effective tax rate	19%	—
Income Tax expense	(65,176)	—
Less: valuation allowance	65,176	—
Income Tax Expense	$—	$—